16. PRO FORMA BALANCE SHEET (March 2014 note)	12 Months Ended
Mar. 31, 2014
Pro Forma Balance Sheet March 2014 Note
PRO FORMA BALANCE SHEET

NOTE 16 – PRO FORMA BALANCE SHEET (UNAUDITED)

Management has presented unaudited pro forma balance sheet information as if the subsequent events discussed below had occurred on March 31, 2014. Such pro forma information is subject to future adjustment as management determines the final accounting for such transactions.

Weiner Note Conversion

On June 24, 2014, we entered into an agreement with the Ellen R. Weiner Family Revocable Trust (the “Trust”), a holder of a Series A 12% Convertible Note (the “Note”) (see Note 5), which previously was classified as being in default. As per the agreement, the Trust converted a past due combined principal and interest balance of $1,003,200 into restricted common stock.

Additionally, the Trust agreed to waive anti-dilution price protection underlying warrants previously issued to the Trust. On June 26, 2014, three other parties who held similar warrants also agreed to waive their anti-dilution price protection. As a result of the debt conversion and elimination of warrant anti-dilution price protection, $3.7 million of our previously classified derivative liability will convert into equity based on the fair value of securities on our fiscal year-end date of March 31, 2014.

As a result of the note conversion and derivative liability reclassification into equity, our balance sheet equity will increase by approximately $4.7 million.

Under its agreement, the Trust converted the entire $1,003,200 past due principal and interest balance on the Note, which previously was in default, into an aggregate of 466,365 restricted shares of our common stock and five-year warrants to acquire up to 136,190 shares of our common stock at an exercise price of $2.10 per share and up to 7,944 shares of our common stock at an exercise price of $5.40 per share (collectively, the “Conversion Securities”).

In exchange for the Trust’s conversion in full of the Note and accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we issued to the Trust 1,500 restricted shares of common stock as a service fee, changed the exercise price of all of the previously issued warrants to $2.10 per share and extended the expiration date of all of the previously issued warrants to July 1, 2018.

Bird Estate Extension

On July 8, 2014, we entered into a restructuring agreement (the “Agreement”) with the Estate of Allan Bird (the “Estate”), a holder of a Series A 12% Convertible Note (the “Note”), which previously was classified as being in default. In the Agreement, the Estate agreed to extend the expiration date of the Note to April 1, 2016, to convert approximately $116,970 of accrued interest to equity, and to waive anti-dilution price protection underlying the Note and warrants previously issued to the Estate.

·	As a result of the waiver of all anti-dilution price protection by the Estate, we will reclassify to equity $1,238,292 from derivative liability.

·	Also, the execution of the Agreement results in the waiver of anti-dilution price protection under agreements with three other note and warrant holders, which will cause an additional $5,724,761 of derivative liability to be reclassified from liability to equity.

·	In addition, as a result of a note conversion and waiver of anti-dilution price protection previously reported on Form 8-K on June 30, 2014, a combined $4,719,214 of principal, accrued interest and derivative liability has been reclassified into equity.

·	Based on the Agreement, the elimination of antidilution provisions and the note and accrued interest conversions, all previously reported derivative liabilities will be reclassified into equity.

Under the Agreement, the Estate converted the entire $116,970 past due interest balance on the Note, which previously was in default, into an aggregate of 51,837 restricted shares of our common stock. The Estate received five-year warrants to acquire up to 46,429 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011). Based on our common stock prices during a period of negotiation with the Estate including during calendar year 2013, the Estate also received five-year warrants to acquire up to 2,708 shares of our common stock at an exercise price of $5.40 (collectively known as the “Conversion Securities”).

In exchange for the Estate’s extension of the Note, conversion of accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we also issued to the Estate 500 restricted shares of common stock as a service fee and extended the expiration date of all of the previously issued warrants to July 1, 2018.

Pro Forma References

The unaudited pro forma balance sheet information as of March 31, 2014 assumes (1) conversion of one of the Amended and Restated Series A 12% Convertible Notes (the Trust Note) in the principal amount of $660,000 as well as $343,200 of related accrued interest into 466,000 million shares of common stock, (2) the extension of the other Amended and Restated Series A 12% Convertible Note (the Estate Note) and conversion of $116,970 of related accrued interest into 52,000 million shares of common stock, (3) reduction of accrued interest balance by $85,800 for the Trust Note and by $29,280 for the Estate Note, (4) the waiver of price antidilution protection on certain warrants in exchange for an extension on those warrants with a corresponding fair value change based on June 24, 2014 inputs of $96,469 for the Trust warrant extension and based on July 8, 2014 inputs of $29,679 for the Estate warrants, (5) the reclassification of $10,679,067 of our derivative liability into paid in capital based upon the fair value of those derivatives at March 31, 2014, (6) calculation of a loss on the payment of shares and warrants as part of the conversion of accrued interest with an estimated fair value of $1,876,421 to the Trust and $665,571 to the Estate, and (7) the payment of 1,500 restricted shares of common stock to the Trust as a fee, valued at $12,000 and the payment of 500 restricted shares of common stock, valued at $4,250.

The following unaudited pro forma information has been prepared as though these subsequent event transactions had occurred on March 31, 2014. The pro forma references refer to the above paragraph.

	Aethlon Medical, Inc. Consolidated Balance Sheet March 31,	Pro Forma Adjustments		Pro Forma Consolidated Balance Sheet March 31,
	2014	Amount	Reference	2014

ASSETS

CURRENT ASSETS
Cash	$1,250,279	$–		$1,250,279
Accounts receivable	95,177	–		95,177
Deferred financing costs	83,191	–		83,191
Prepaid expenses	50,699	–		50,699

TOTAL CURRENT ASSETS	1,479,346	–		1,479,346

NON-CURRENT ASSETS
Property and equipment, net	84,279	–		84,279
Patents, net	112,489	–		112,489
Deposits	18,988	–		18,988

TOTAL NONCURRENT ASSETS	215,756	–		215,756

TOTAL ASSETS	$1,695,102	$–		$1,695,102

LIABILITIES AND DEFICIT

CURRENT LIABILITIES
Accounts payable	$517,651	$–		$517,651
Due to related parties	839,070			839,070
Notes payable, net	390,000			390,000
Convertible notes payable, current portion	1,367,655	(885,000)	(1) & (2)	482,655
Derivative liabilities	10,679,067	(10,679,067)	(5)	–
Other current liabilities	1,855,374	(575,250)	(1), (2) &(3)	1,280,124

TOTAL CURRENT LIABILITIES	15,648,817	(12,139,317)		3,509,500

NONCURRENT LIABILITIES
Convertible notes payable, non-current portion	776,451	225,000	(2)	1,001,451
TOTAL NONCURRENT LIABILITIES	776,451	225,000		1,001,451

TOTAL LIABILITIES	16,425,268	(11,914,317)		4,510,951

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS' DEFICIT

Common stock (Revised – Note 1)	4,497	523	(1), (5), (6) & (7)	5,020
Additional paid in capital (Revised – Note 1)	59,879,624	14,483,104	(1), (4), (5), (6) & (7)	74,362,728
Accumulated deficit	(74,832,557)	(2,569,310)	(2), (3), (4), (5), (6) & (7)	(77,401,867)

TOTAL AETHLON MEDICAL, INC. STOCKHOLDERS' DEFICIT	(14,948,436)	11,914,317		(3,034,119)

Noncontrolling interests	218,270	–		218,270

TOTAL DEFICIT	(14,730,166)	11,914,317		(2,815,849)

TOTAL LIABILITIES AND DEFICIT	$1,695,102	$–		$1,695,102